SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, exercised		$ 2.20	$ 1.51
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Ending balance	20,048,487	12,144,834
Weighted average exercise price, outstanding, beginning balance	$ 2.64	$ 2.90	$ 4.63
Issuance pursuant to unit purchase agreement		8,360,147	8,521,183
Weighted average exercise price, issued		2.25	2.25
Warrants outstanding, issued		878,398
Weighted average exercise price, issued		1.16	1.39
Warrants outstanding, Exercised		(300,000)
Weighted average exercise price, exercised		0.01
Warrants outstanding, Expired		(113,637)
Weighted average exercise price, expired		$ 3.00
Warrants outstanding, Ending balance	20,048,487	20,048,487	12,144,834
Warrants outstanding, Ending balance	$ 2.64	$ 2.64	$ 2.90
Warrants outstanding, Begining balance	20,048,487	12,144,834	3,393,651
Warrants outstanding, issued		878,398	230,000
Warrants outstanding, Exercised		(300,000)
Weighted average exercise price, exercised		$ 0.01
Warrants outstanding, Expired		(113,637)
Weighted average exercise price, expired		$ 3.00
Cancelled pursuant to FINRA		(578,398)
Weighted average exercise price, Cancelled pursuant to FINRA		$ 1.75
Warrants outstanding, Expired		(342,857)
Weighted average exercise price, Cancelled as part of debt extinguishment		2.25
Warrants outstanding, Ending balance	20,048,487	20,048,487	12,144,834
Warrant [Member] | Unit Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, issued		2.25
Warrants outstanding, purchase agreement		8,360,147
Warrant [Member] | Debt Extinguishment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expired		(342,857)
Weighted average exercise price, Cancelled as part of debt extinguishment		$ 2.25
Warrant [Member] | Financial Industry Regulatory Authority Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, Expired		(578,398)
Weighted average exercise price, Cancelled as part of debt extinguishment		$ 1.75